Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Land improvements	$ 4,804	$ 3,440
Building and building improvements	323,516	310,947
Machinery and production equipment	346,089	299,760
Machinery and production equipment under capital lease	71,173	67,702
Computer software and equipment	158,223	166,523
Furniture, fixtures and office equipment	46,237	43,010
Leasehold improvements	64,092	53,753
Construction in progress	11,970	11,734
Property, Plant and Equipment, gross	1,026,104	956,869
Less accumulated depreciation, inclusive of assets under capital lease	(567,407)	(505,803)
Property, Plant and Equipment, Other, Net	458,697	451,066
Land	32,058	32,598
Property, plant and equipment, net	490,755	483,664
Depreciation	$ 84,558	$ 87,956	$ 87,145